SHARE-BASED PAYMENTS - Employee share purchase plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee share purchase plan
Total share-based compensation	$ 29.0	$ 30.0
ESPP
Employee share purchase plan
Maximum contribution of annual base salary of employees (as a percent)	10.00%
Employer contributions (as a percent)	50.00%
Total share-based compensation	$ 2.0	$ 2.0